Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (93,104)	$ (13,114)	¥ (239,588)	¥ (1,202,997)
Net loss(income) attributable to noncontrolling interests	1,351	190	(4,450)	31,832
Numerator for basic net loss per share calculation	¥ (91,753)	$ (12,924)	¥ (244,038)	¥ (1,171,165)
Denominator:
Weighted average number of ordinary shares (in Shares)	20,765,256,643	20,765,256,643	2,078,624,721	2,022,446,988
Denominator for basic net loss per share calculation (in Shares)	20,765,256,643	20,765,256,643	2,078,624,721	2,022,446,988
Net loss per ordinary share
Basic (in Yuan Renminbi per share) | (per share)	¥ (0.004)	$ (0.001)	¥ (0.12)	¥ (0.58)